Commitments, contingencies and guarantees - Maturities of Commitments (Detail) ¥ in Millions	Mar. 31, 2015 JPY (¥)
Commitments to extend credit [Member]
Commitments And Contingencies Disclosure [Line Items]
Contractual amount	¥ 421,526
Commitments to invest in partnerships [Member]
Commitments And Contingencies Disclosure [Line Items]
Contractual amount	¥ 20,710
Commitments to purchase aircraft [Member]
Commitments And Contingencies Disclosure [Line Items]
Contractual amount
Contractual amount due less than 1 year [Member] | Commitments to extend credit [Member]
Commitments And Contingencies Disclosure [Line Items]
Contractual amount	¥ 50,395
Contractual amount due less than 1 year [Member] | Commitments to invest in partnerships [Member]
Commitments And Contingencies Disclosure [Line Items]
Contractual amount	¥ 2,676
Contractual amount due less than 1 year [Member] | Commitments to purchase aircraft [Member]
Commitments And Contingencies Disclosure [Line Items]
Contractual amount
Contractual amount due 1 to 3 years [Member] | Commitments to extend credit [Member]
Commitments And Contingencies Disclosure [Line Items]
Contractual amount	¥ 74,747
Contractual amount due 1 to 3 years [Member] | Commitments to invest in partnerships [Member]
Commitments And Contingencies Disclosure [Line Items]
Contractual amount	¥ 318
Contractual amount due 1 to 3 years [Member] | Commitments to purchase aircraft [Member]
Commitments And Contingencies Disclosure [Line Items]
Contractual amount
Contractual amount due 3 to 5 years [Member] | Commitments to extend credit [Member]
Commitments And Contingencies Disclosure [Line Items]
Contractual amount	¥ 181,211
Contractual amount due 3 to 5 years [Member] | Commitments to invest in partnerships [Member]
Commitments And Contingencies Disclosure [Line Items]
Contractual amount	¥ 6,462
Contractual amount due 3 to 5 years [Member] | Commitments to purchase aircraft [Member]
Commitments And Contingencies Disclosure [Line Items]
Contractual amount
Contractual amount due more than 5 years [Member] | Commitments to extend credit [Member]
Commitments And Contingencies Disclosure [Line Items]
Contractual amount	¥ 115,173
Contractual amount due more than 5 years [Member] | Commitments to invest in partnerships [Member]
Commitments And Contingencies Disclosure [Line Items]
Contractual amount	¥ 11,254
Contractual amount due more than 5 years [Member] | Commitments to purchase aircraft [Member]
Commitments And Contingencies Disclosure [Line Items]
Contractual amount